Investments and associates (Narrative) (Details)	12 Months Ended							0 Months Ended	1 Months Ended		12 Months Ended												0 Months Ended
	Dec. 31, 2013 EUR (€)	Dec. 31, 2014 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2014 Hong Kong, Dollars	Dec. 31, 2013 Hong Kong, Dollars	Dec. 31, 2014 Weighted Average [Member] Hong Kong, Dollars	Dec. 31, 2013 Weighted Average [Member] Hong Kong, Dollars	Mar. 15, 2013 Asm Pacific Technology Ltd [Member] EUR (€)	Dec. 31, 2014 Asm Pacific Technology Ltd [Member] EUR (€)	Dec. 31, 2014 Asm Pacific Technology Ltd [Member] HKD	Dec. 31, 2014 Asm Pacific Technology Ltd [Member] EUR (€)	Dec. 31, 2013 Asm Pacific Technology Ltd [Member] EUR (€)	Dec. 31, 2013 Asm Pacific Technology Ltd [Member] HKD	Mar. 15, 2013 Asm Pacific Technology Ltd [Member]		Dec. 31, 2012 Asm Pacific Technology Ltd [Member] EUR (€)	Dec. 31, 2014 Levitech B V [Member] EUR (€)		Dec. 31, 2013 Levitech B V [Member] EUR (€)		Dec. 31, 2012 Levitech B V [Member] EUR (€)		Mar. 15, 2013 Asm Pacific Technology Ltd [Member] EUR (€)	Mar. 15, 2013 Asm Pacific Technology Ltd [Member] HKD	Mar. 15, 2013 Asm Pacific Technology Ltd [Member] HKD
Schedule of Equity Method Investments [Line Items]
Equity method investment	€ 943,954,000	€ 1,092,097,000	€ 278,000						€ 1,092,097,000		€ 1,092,097,000	€ 943,676,000				€ 0	€ 0	[1]	€ 278,000	[1]	€ 278,000	[1]
Non-consolidated ownership percentage									39.75%	39.75%	39.75%	39.94%		40.08%	[2]		20.00%
Number of subsidiary shares sold (in shares)																									47,424,500
Equity method investment, common stock, par value (in HK dollars per share)										0.10															90.00
Percentage of stake sold																									11.88%
Cash proceeds																							413,196,000	4,191,980,000
Percent of subsidiary sold																							51.96%	51.96%
Percent of associate purchased																							40.08%	40.08%
Realized gain on sale 11.88% ASMPT shares												242,838,000											243,000,000
Unrealized re-measurement gain on retained interest								1,156,000,000				1,155,625,000
Share Price													64.90
Equity method investment, impairment charge	335,406,000											335,406,000
Common shares of ASMPT issued									1,885,000	1,885,000
Historical cost basis of investment									345,000,000		345,000,000
Basis difference									747,000,000		747,000,000
Basis difference allocated to property, plant and equipment and intangible assets									159,000,000		159,000,000
Basis difference, amortization, net of tax											23,000,000
Market value of equity investment												€ 1,257,000,000
Foreign currency exchange rate				0.106	0.097	0.097	0.097

[1]	Investments reflects the net equity value of the interest in Levitech BV resulting from the management buy-out in 2009 of the RTP business. ASM International NV obtained a 20% interest in Levitech BV. This value has been reduced in 2014 due to (start-up) losses of Levitech caused by the introduction of their advanced products in the market.
[2]	The accounts of ASM Pacific Technology Ltd were consolidated till March 15, 2013. On that date ASM International sold a 11.88% share in ASM Pacific Technology Ltd resulting in a cease of its control and a subsequent deconsolidation of its 40.08% associate. This shareholding diluted in December 2013 as a result of the issuance of shares to 39.94%, and in 2014 to 39.75%.